Share Capital	12 Months Ended
Apr. 30, 2022
Disclosure Of Classes Of Share Capital [Abstract]
Share Capital
13.	Share capital

a)	Common shares

The Company is authorized to issue an unlimited number of common shares, issuable in series.

The holders of common shares are entitled to one vote per share at meetings of the Company and to receive dividends, which may be declared from time-to-time. All shares are ranked equally with regard to the Company’s residual assets. During the year ended April 30, 2022 and April 30, 2021, the Company did not issue any common shares.

b)	Warrants

A summary of the Company’s outstanding share purchase warrants at April 30, 2022 and April 30, 2021 and the changes during the period ended is presented below:

	Number of warrants	Weighted average exercise price
Outstanding at April 30, 2020 and April 30, 2021	3,250,000	$0.21
Expired	(3,250,000)	0.21

Outstanding at April 30, 2020 and April 30, 2021	—	—

 During the year ending April 30, 2022, no new warrants were issued and 3,250,000 warrants expired unexercised.

c)	Share-based payments

The Company, in accordance with the policies of the Toronto Stock Exchange (“TSX”), was previously authorized to grant options to directors, officers, and employees to acquire up to 20% of the amount of stock outstanding. In January 2014, the Company’s shareholders voted to cancel the Company’s option plan and, as a result, the Company’s Board of Directors have not grant further options and there were no options outstanding, for the years ending April 30, 2022 and April 30, 2021.

d)	Deferred Share Units (“DSU”) & Restricted Share Units (“RSU”)

Effective August 1, 2016, The Board of Directors approved the adoption of a Restricted Share Unit and Deferred Share Unit Plan (the “RSU/DSU Plan”). Although the RSU/DSU Plan is share-based, all vested RSUs and DSUs will be settled in cash. No common shares will be issued. The Company may issue no more than the equivalent of 20% of its issued and outstanding common shares as RSU/DSU share incentives.

RSU

The RSU plan is for eligible members of the Board of Directors, eligible employees and eligible contractors. The RSUs vest over a period of three years from the date of grant, vesting as to one-third each year from date of grant. In addition to the vesting period, the Company has also set Performance Conditions that will accompany vested RSUs.

13.	Share capital – (cont’d)

d)	Deferred Share Units (“DSU”) & Restricted Share Units (“RSU”) – (cont’d)

The Performance Conditions to be met are established by the Board at the time of grant of the RSU. RSUs that are permitted to be carried over to the succeeding years shall expire no later than the third calendar year after the year in which the RSUs have been granted and will be terminated to the extent the performance objectives or other vesting criteria have not been met. The RSU share plan transactions during the year were as follows:

Units
Outstanding at April 30, 2020	330,000
Expired	(220,000)
Exercised	(110,000)

Outstanding at April 30, 2021	—
Granted	1,655,000
Outstanding at April 30, 2022	1,655,000

1,655,000 RSU’s were granted in the year ended April 30, 2022. The RSU’s have been valued at fair value of $0.21 per share as at April 30, 2022, and the total fair value of this liability is recorded at $53 (April 30, 2021 - $nil) under Trades and Other Payables on the Statements of Financial Position.

DSU

The Company introduced a DSU plan for eligible directors. The DSUs are paid in full in the form of a lump sum payment no later than December 31st of the calendar year immediately following the calendar year of termination of service. DSU Awards going forward will vest on each anniversary date of the grant over a period of 3 years. The DSU share plan transactions during the period were as follows:

Units
Outstanding at April 30, 2020	1,010,000
Exercised	(210,000)
Outstanding at April 30, 2021	800,000
Granted	1,725,000

Outstanding at April 30, 2022	2,525,000

Based on the fair value at April 30, 2022 of $0.21 (2021 - $0.24) per share, the Company has recorded a liability of $279 (April 30, 2021 - $192) under Trades and Other Payable on the Statement of Financial Position. 1,725,000 DSU’s were granted in the current year ended April 30, 2022. During the prior year end April 30, 2021, 210,000 DSU’s were exercised at $0.31 for $65.

During the year ended April 30, 2022, a total of $140 (2021 - $72; 2020 - $44) was recorded in the statement of profit and loss as share-based payments, included in management fees, wages and consulting.